INVESTMENTS IN AFFILIATES Narrative (Details) $ in Millions		3 Months Ended	9 Months Ended
	Jul. 12, 2018 USD ($)	Sep. 30, 2018	Sep. 30, 2018 $ / barrel	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				69.40%	69.60%
Perenco and SNH
Investments in and Advances to Affiliates [Line Items]
Liquefaction trains, contractual term	8 years
Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage	50.00%
Hilli LLC | Golar, Keppel, and B&V
Investments in and Advances to Affiliates [Line Items]
Portion of net lease obligations	50.00%
Hilli LLC | Golar
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage	44.60%
Hilli LLC | Keppel Shipyard Limited (“Keppel”)
Investments in and Advances to Affiliates [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%
Hilli LLC | Black and Veatch (“B&V”)
Investments in and Advances to Affiliates [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.40%
Series A Preferred Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Brent crude oil price (in dollars per barrel) | $ / barrel			60
Entitlement to distributions		100.00%
Series B Preferred Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Entitlement to distributions		95.00%
Portion of LNG production capacity used to calculate distributions		50.00%
Common Stock | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Entitlement to distributions			5.00%
Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Business acquisition, percentage of interests acquired	50.00%			50.00%
Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment, aggregate cost | $	$ 658
Hilli LLC | Hilli LLC
Investments in and Advances to Affiliates [Line Items]
Business acquisition, percentage of interests acquired	50.00%